Equity Offering and Stock-Based Compensation Plan (Tables)	9 Months Ended
Sep. 30, 2013
Equity Offering and Stock-Based Compensation Plan [Abstract]
Schedule of Share-based Compensation Expense

Stock-based compensation expense for stock options and restricted stock units ("RSUs") was allocated as follows (in thousands):

	Three Months Ended		Nine Months Ended
	September 30,		September 30,
	2013	2012	2013	2012
Cost of sales	$793	$-	$2,059	$-
Research and development, net	821	-	2,567	-
Selling, general and administrative	4,998	784	12,837	1,897
Total stock-based compensation expenses	$6,612	$784	$17,463	$1,897

Summary of Stock Option Activity

A summary of stock option activity for the nine months ended September 30, 2013 is as follows:

					Weighted
	Number				Average
	of Options	Per Share			Exercise
	Outstanding	Exercise Price			Price
Shares under option
at January 1, 2013	3,315,917	$2.21	-	$46.87	$11.83
Granted	358,239	74.95	-	91.56	84.88
Exchanged for MakerBot options
from merger	77,631	2.74	-	7.30	4.76
Exercised	(1,265,673)	2.21	-	46.87	7.91
Forfeited	(26,651)	6.52	-	46.87	34.80
Shares under option
at September 30, 2013	2,459,463	$2.21	-	$91.56	$24.03
Shares exercisable under option
at September 30, 2013	1,412,361	$2.21	-	$46.87	$8.94

Schedule of Stock Option Assumptions

The following table provides the assumptions used in the Black-Scholes pricing model valuation of options granted during the nine months ended September 30, 2013:

Risk-free interest rate	0.61 - 1.54%
Expected option term	5.11 years
Expected price volatility	55.86 - 56.87%
Dividend yield	-